Significant Accounting Policies - Summary of Credit Risk Rating Grades (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	€ 76,766	€ 155,188
Financial assets at amortised cost, class [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	65,524	141,128
Financial assets at amortised cost, class [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	178	178
Financial assets at amortised cost, class [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	39	44
Financial assets at amortised cost, class [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	52,363	93,234
Financial assets at amortised cost, class [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	178	178
Financial assets at amortised cost, class [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	2,631	2,324
Financial assets at amortised cost, class [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	10,445	40,624
Financial assets at amortised cost, class [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		4,850
Financial assets at amortised cost, class [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	46	53
Financial assets at amortised cost, class [member] | AAA [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	11,052	30,090
Financial assets at amortised cost, class [member] | AAA [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	6	8
Financial assets at amortised cost, class [member] | AAA [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	9,251	26,076
Financial assets at amortised cost, class [member] | AAA [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	6	8
Financial assets at amortised cost, class [member] | AAA [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	313	25
Financial assets at amortised cost, class [member] | AAA [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,488	1,383
Financial assets at amortised cost, class [member] | AAA [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		2,607
Financial assets at amortised cost, class [member] | AA [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	8,944	14,752
Financial assets at amortised cost, class [member] | AA [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	13	13
Financial assets at amortised cost, class [member] | AA [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	4,270	10,195
Financial assets at amortised cost, class [member] | AA [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	13	13
Financial assets at amortised cost, class [member] | AA [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	221	120
Financial assets at amortised cost, class [member] | AA [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	4,454	4,221
Financial assets at amortised cost, class [member] | AA [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		216
Financial assets at amortised cost, class [member] | A [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	22,263	30,405
Financial assets at amortised cost, class [member] | A [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	123	120
Financial assets at amortised cost, class [member] | A [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	16,398	24,916
Financial assets at amortised cost, class [member] | A [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	123	120
Financial assets at amortised cost, class [member] | A [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	2,080	1,986
Financial assets at amortised cost, class [member] | A [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	3,779	3,301
Financial assets at amortised cost, class [member] | A [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		189
Financial assets at amortised cost, class [member] | A [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	6	13
Financial assets at amortised cost, class [member] | BBB [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	20,474	30,310
Financial assets at amortised cost, class [member] | BBB [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	35	37
Financial assets at amortised cost, class [member] | BBB [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	22	23
Financial assets at amortised cost, class [member] | BBB [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	19,779	28,524
Financial assets at amortised cost, class [member] | BBB [member] | Debt securities - carried at fair value [member] | AEGBanco Santander [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	35	37
Financial assets at amortised cost, class [member] | BBB [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1	193
Financial assets at amortised cost, class [member] | BBB [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	671	519
Financial assets at amortised cost, class [member] | BBB [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		1,050
Financial assets at amortised cost, class [member] | BBB [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1	1
Financial assets at amortised cost, class [member] | BB [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,480	1,944
Financial assets at amortised cost, class [member] | BB [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	8	13
Financial assets at amortised cost, class [member] | BB [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	1,424	1,828
Financial assets at amortised cost, class [member] | BB [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	48	59
Financial assets at amortised cost, class [member] | BB [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		44
Financial assets at amortised cost, class [member] | B [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	594	936
Financial assets at amortised cost, class [member] | B [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	594	918
Financial assets at amortised cost, class [member] | B [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		18
Financial assets at amortised cost, class [member] | CCC or lower [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	658	762
Financial assets at amortised cost, class [member] | CCC or lower [member] | Shares - Carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	9	8
Financial assets at amortised cost, class [member] | CCC or lower [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	647	754
Financial assets at amortised cost, class [member] | CCC or lower [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	2
Financial assets at amortised cost, class [member] | Grade Not Rated [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	59	31,930
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Debt securities - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		24
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	15
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	5	31,141
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Private loans - held at amortized cost [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value		744
Financial assets at amortised cost, class [member] | Grade Not Rated [member] | Other financial assets - carried at fair value [member]
Disclosure of group limits per credit rating [line items]
Financial assets at carrying value	€ 39	€ 21